Schedule of prepayments and other receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade receivables	€ 5,099	€ 4,774
Contract fulfilment asset	979
Prepayments	26	27
VAT recoverable	135	17
Loan receivable	170
Other receivables	247	229
Total prepayments and other receivables	€ 6,656	€ 5,047